Schedule of Cash and Restricted Cash (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Cash and cash equivalents	$ 4,003	$ 9,284	$ 15,961	$ 13,871
Restricted cash				502
Total cash, cash equivalents, and restricted cash	$ 4,003	$ 9,284	$ 16,463	$ 14,373